Net exchange rate gains/(losses) - Schedule of Net Exchange Rate Gains (Losses) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Exchange Rate Gains Losses [Abstract]
Net realised gains/(losses) on derivative instruments	€ 317	€ (737)	€ (906)
Net realised gains/(losses) on trade receivables and payables	(2,793)	1,600	3,353
Total net realised gains/(losses) (a)	(2,476)	863	2,447
Net unrealised gains/(losses) on derivative instruments	486	(638)	(57)
Net unrealised gains/(losses) on trade receivables and payables	(1,507)	(531)	(5,437)
Net unrealised gains/(losses) on non-monetary assets	(404)	(2,034)	(867)
Total net unrealised gains/(losses) (b)	(1,425)	(3,203)	(6,361)
Total realised and unrealised exchange rate gains/(losses) (a+b)	€ (3,901)	€ (2,340)	€ (3,914)